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FORM 24F-2 - FLEXIBLE SAVINGS CERTIFICATE

1.      NAME AND ADDRESS OF ISSUER:

        Ameriprise Certificate Company
        1099 Ameriprise Financial Center
        Minneapolis, MN 55474

2. THE MEMO OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OF CLASSES):

        [X]

3.      INVESTMENT COMPANY ACT FILE NUMBER:

        811-00002

        SECURITIES ACT FILE NUMBER:

        2-95577

4(A).   LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:

        December 31, 2008

4(B). CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E. MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR).

        [ ]

4(C).   CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.

        [ ]

5.      CALCULATION OF REGISTRATION FEE:

(I).    AGGREGATE SALE PRICE OF SECURITIES
        SOLD DURING THE FISCAL YEAR
        PURSUANT TO SECTION 24(F):                             $2,467,520,684.00

(II).   AGGREGATE PRICE OF SECURITIES
        REDEEMED OR REPURCHASED DURING THE
        FISCAL YEAR:                        $ 1,150,527,086.42

(III).  AGGREGATE PRICE OF SECURITIES
        REDEEMED OR REPURCHASED DURING ANY
        PRIOR FISCAL YEAR ENDING NO EARLIER
        THAN OCTOBER 11, 1995 THAT WERE NOT
        PREVIOUSLY USED TO REDUCE
        REGISTRATION FEES PAYABLE TO THE
        COMMISSION:                         $   997,457,291.53

(IV).   TOTAL AVAILABLE REDEMPTION CREDITS
        (ADD ITEMS 5(II) AND 5(III):                           $2,147,984,377.95

(V).    NET SALES -- IF ITEM 5(I) IS
        GREATER THAN ITEM 5(IV) [SUBTRACT
        ITEM 5(IV) FROM ITEM 5(I)]:                            $  319,536,306.05

(VI).   REDEMPTION CREDITS AVAILABLE FOR
        USE IN FUTURE YEARS -- IF ITEM 5(I)
        IS LESS THAN ITEM 5(IV) [SUBTRACT
        ITEM 5(IV) FROM ITEM 5(I)]:         $             0.00

(VII).  MULTIPLIER FOR DETERMINING
        REGISTRATION FEE                                       $       0.0000558

(VIII). REGISTRATION FEE DUE (MULTIPLY ITEM
        5(V) BY ITEM 5(VII) (ENTER "0" IF NO
        FEE IS DUE):                                           $       17,830.13
                                                               =================

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6.      PREPAID SHARES

        IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24E-2 AS IN EFFECT BEFORE (EFFECTIVE DATE OF RESCISSION OF RULE 24E-2), THEN REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS) DEDUCTED HERE: 0 . IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT TO RULE 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE 0 .

7.      INTEREST DUE - IF THIS FORM IS
        BEING FILED MORE THAN 90 DAYS AFTER
        THE END OF THE ISSUER'S FISCAL
        YEAR:                                                  $            0.00

8.      TOTAL OF THE AMOUNT OF THE
        REGISTRATION FEE DUE PLUS ANY
        INTEREST DUE [LINE 5(VIII) PLUS
        LINE 7]:                                               $       17,830.13

9.      DATE THE REGISTRATION FEE AND ANY
        INTEREST PAYMENT WAS SENT TO THE
        COMMISSION'S LOCKBOX DEPOSITORY:                          March 26, 2009

        METHOD OF DELIVERY:

        [X] WIRE TRANSFER

        [ ] MAIL OR OTHER MEANS

        SIGNATURES

        THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.


        BY (SIGNATURE AND TITLE)*            /s/ William F. Truscott
                                             ---------------------------------
                                             William F. Truscott
                                             President, Ameriprise Certificate
                                             Company

        DATE

        * Please print the name and title of the signing officer below the signature.